Financial Assets At Fair Value Through Other Comprehensive Income	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
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Financial Assets At Fair Value Through Other Comprehensive Income
8.	FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

	December 31, 2018	March 31, 2019
Non-current

Investments in equity instruments at FVTOCI Foreign unlisted ordinary shares	$187,244	$187,244

In July 2018, the Group acquired ordinary shares of DotBio Pte. Ltd., as detailed in Note 16 (under the heading of “Nanyang Technological University”), which were not held for trading. The management believes that to recognize short-term fluctuations in the investments’ fair value in profit or loss would not be consistent with the Group’s purpose of holding the investments. As a result, the Group elected to designate the investments in equity instruments as at FVTOCI. The Group considered there was no indication that the fair value has changed, and consequently made no adjustment from the last price of recent investment.

8.	FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

December 31, 2018
Non-current
Investments in equity instruments at FVTOCI
Foreign unlisted ordinary shares	$187,244

In July 2018, the Group acquired ordinary shares of DotBio Pte. Ltd., as detailed in Note 15 (under the heading of “Nanyang Technological University”), which were not held for trading. The management believes that to recognize short-term fluctuations in the investments’ fair value in profit or loss would not be consistent with the Group’s purpose of holding the investments. As a result, the Group elected to designate the investments in equity instruments as at FVTOCI.